Fee and Commission Income and Expense	12 Months Ended
Dec. 31, 2025
Fee and Commission Income and Expense [Line Items]
Fee and commission income and expense:
30.	Fee and commission income and expense:

The income and expenses from fee and commissions shown in the Consolidated Statement of Income for the years ended December 31, 2025, 2024 and 2023 refer to the following items:

	2025	2024	2023
	MCh$	MCh$	MCh$

Fee and commission income
Comissions from debit and credit card services	254,815	232,682	238,523
Remuneration from administration of mutual funds, investment funds or others	172,785	142,311	118,170
Account management fees	75,983	68,969	62,218
Comissions from collections, recoveries and payments	73,654	80,326	81,043
Comissions from guarantees and letters of credit	42,930	41,923	37,399
Brand use agreement	32,617	29,082	32,655
Insurance not related to the granting of credits to natural persons	25,753	25,303	24,772
Comissions from trading and securities management	25,560	19,653	17,287
Use of distribution channel	19,946	24,670	31,184
Insurance related to the granting of credits to natural persons	8,780	11,942	15,428
Insurance not related to the granting of credits to legal entities	7,055	5,144	7,317
Comissions from lines of credit and overdrafts on current account	4,894	4,978	4,958
Financial advisory services	2,549	2,688	5,274
Insurance related to the granting of credits to legal entities	2,145	2,007	2,098
Comissions from factoring operations services	1,307	1,313	1,380
Loan commissions with letters of credit	21	68	106
Other commission earned	23,360	24,288	23,322
Total	774,154	717,347	703,134
of which: recognized over time	766,810	706,602	678,513
of which: recognized at a point in time	7,344	10,745	24,621

Fee and commission expense
Commissions from card transactions	64,735	59,763	54,981
Expenses due to obligations on loyalty programs and merits for cardholders	35,472	39,518	39,731
Interbank transactions	28,350	39,471	50,734
Commissions from use of card brands license	9,165	8,529	9,115
Comissions from securities transaction	6,201	5,293	4,995
Collections and payments	4,010	4,120	4,279
Other fees for services related to the credit card system and payment cards with funds provision as a means of payment	288	—	—
Other commissions from services received	5,230	4,345	4,615
Total	153,451	161,039	168,450